Financial Risk Management Policy (Details) € in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Financial Risk Management Policy [Line Items]
Percentage of trade receivables	5.00%	5.00%	5.00%
Collateral transactions (in Dollars)		$ 6,967.0
Granted collateral (in Dollars)		$ 284.0
Percentage of liabilities	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage of borrowings	71.00%	71.00%	71.00%	33.00%	33.00%	33.00%
Variation interest percentage	10.00%	10.00%	10.00%
Interest rate value	$ 120,916,000	$ 34.6	€ 4,110	$ 355,458	$ 125.5	€ 14,110
Transacciones Energéticas S.A.S [Member]
Financial Risk Management Policy [Line Items]
Granted collateral (in Dollars)		$ 1,481.0
Scenario II [Member]
Financial Risk Management Policy [Line Items]
Variation interest percentage	1.198%	1.198%	1.198%
Scenario III [Member]
Financial Risk Management Policy [Line Items]
Variation interest percentage	1.198%	1.198%	1.198%